Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	177 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Share class
Prospectus [Line Items]
Average Annual Return, Percent			3.79%	1.60%	1.92%	2.17%
Performance Inception Date		Apr. 13, 2010
Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.79%	1.51%	1.87%
Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	1.58%	1.88%
Share class
Prospectus [Line Items]
Average Annual Return, Percent			2.82%	1.04%	0.97%	1.12%
Performance Inception Date		Apr. 13, 2010
Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.82%	1.00%	0.95%
Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.44%	1.07%	1.01%
Bloomberg Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.40%	2.25%	3.03%	3.33%
Bloomberg California Short-Intermediate Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.19%	1.63%	1.85%	2.32%
Bloomberg Municipal Bond Index (reflects no deductions for account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.40%	2.25%	3.03%	3.33%
Bloomberg California Short Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.39%	1.25%	1.18%	1.46%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Short-Intermediate Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[2]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Short Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.